12. INCOME TAXES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Provision for credit losses	¥ 8,494	¥ 44,925
Accrued liabilities	114,239	30,337
Tax loss carried forward	86,854	87,947
Deferred income tax assets - current	209,587	163,209
Valuation allowance	0	0
Deferred income tax assets, net	¥ 209,587	¥ 163,209